As filed with the Securities and Exchange Commission on April 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

__________________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

__________________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Schedule of investments

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Common Stocks - 89.1%
	Consumer Discretionary - 11.9%
2,581	Apollo Group, Inc. - Class A*	$187,123
8,836	GameStop Corp. - Class A*	237,865
10,048	Hasbro, Inc.	229,999
1,380	ITT Educational Services, Inc.*	156,630
6,467	McDonald's Corp.	337,901
3,097	NIKE, Inc. - Class B	128,618
3,497	Priceline.com, Inc.*	296,755
5,835	Ross Stores, Inc.	172,249
6,025	Snap-On, Inc.	142,130
5,308	TJX Cos., Inc.	118,209
7,824	Walt Disney Co.	131,209
		2,138,688

	Consumer Staples - 12.4%
2,949	Church & Dwight Co., Inc.	144,265
6,277	Colgate-Palmolive Co.	377,750
5,919	General Mills, Inc.	310,629
15,872	Hain Celestial Group, Inc.*	223,478
11,954	Kroger Co.	247,089
5,077	PepsiCo, Inc.	244,407
4,844	Procter & Gamble Co.	233,335
9,405	Safeway, Inc.	173,993
5,393	Wal-Mart Stores, Inc.	265,551
		2,220,497

	Energy - 7.3%
2,191	Apache Corp.	129,466
4,792	BP, Plc - ADR	183,821
7,562	Chevron Corp.	459,089
5,477	ConocoPhillips	204,566
3,771	Marathon Oil Corp.	87,751
2,286	National Oilwell Varco, Inc.*	61,105
2,275	Schlumberger Ltd.	86,586
4,139	Smith International, Inc.	88,906
		1,301,290

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Financials - 4.3%
5,466	AON Corp.	$209,020
8,394	Bank of New York Mellon Corp.	186,095
1,654	PNC Financial Services Group, Inc.	45,220
5,840	Rayonier, Inc.	155,344
8,647	W.R. Berkley Corp.	179,944
		775,623

	Health Care - 17.7%
3,044	AmerisourceBergen Corp.	96,677
7,330	Baxter International, Inc.	373,170
2,612	Becton, Dickinson and Co.	161,657
16,240	Bristol-Myers Squibb Co.	298,978
4,364	Cephalon, Inc.*	286,235
2,539	Genentech, Inc.*	217,212
3,529	Genzyme Corp.*	215,022
8,879	Humana, Inc.*	210,166
6,290	Johnson & Johnson	314,500
5,361	Medco Health Solutions, Inc.*	217,549
4,698	Perrigo Co.	94,383
9,647	St. Jude Medical, Inc.*	319,895
8,373	Teva Pharmaceutical Industries Ltd. - ADR	373,268
		3,178,712

	Industrials - 7.9%
2,528	AGCO Corp.*	43,330
948	Ameron International Corp.	46,329
40,642	Delta Air Lines, Inc.*	204,429
7,478	Emerson Electric Co.	200,036
2,301	Goodrich Corp.	76,255
1,096	Granite Construction, Inc.	38,996
4,160	Middleby Corp.*	90,480
4,919	Norfolk Southern Corp.	156,031
6,604	Raytheon Co.	263,962
2,833	Triumph Group, Inc.	102,328
5,075	Tyco International Ltd.	101,754
2,855	URS Corp.*	88,276
		1,412,206

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Information Technology - 15.4%
7,667	Accenture Ltd. - Class A	$223,800
6,814	Altera Corp.	104,459
2,539	CACI International, Inc. - Class A*	108,593
11,164	eBay, Inc.*	121,353
15,513	EMC Corp.*	162,886
3,434	Global Payments, Inc.	105,355
388	Google, Inc. - Class A*	131,140
9,258	Harris Corp.	345,138
7,340	Hewlett-Packard Co.	213,080
2,831	International Business Machines Corp.	260,537
18,483	Jabil Circuit, Inc.	76,520
7,169	McAfee, Inc.*	200,374
4,645	MEMC Electronic Materials, Inc.*	69,721
1,517	Mettler-Toledo International, Inc.*	80,871
10,195	Microsoft Corp.	164,649
18,831	Oracle Corp.*	292,634
5,466	Xilinx, Inc.	96,639
		2,757,749

	Materials - 3.3%
6,277	Albemarle Corp.	121,460
9,721	Barrick Gold Corp.	293,574
6,677	Commercial Metals Co.	68,172
3,551	Scotts Miracle-Gro Co. - Class A	99,180
		582,386

	Telecommunication Services - 4.3%
9,489	AT&T, Inc.	225,553
8,994	Syniverse Holdings, Inc.*	136,079
14,271	Verizon Communications, Inc.	407,152
		768,784

	Utilities - 4.6%
5,308	California Water Service Group	208,392
12,365	DPL, Inc.	248,536
7,752	Integrys Energy Group, Inc.	186,436
5,161	Progress Energy, Inc.	182,803
		826,167

	Total Common Stocks
	(Cost $19,921,431)	15,962,102

Zacks Multi-Cap Opportunities Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Exchange-Traded Funds - 8.5%
29,852	Financial Select Sector SPDR Fund	$227,472
11,522	iShares Russell 2000 Index Fund	450,395
6,035	SPDR Trust Series 1	446,168
15,704	Utilities Select Sector SPDR Fund	399,196

	Total Exchange-Traded Funds
	(Cost $1,980,335)	1,523,231

	Short-Term Investments - 2.6%
471,127	UMB Money Market Fiduciary, 0.05%	471,127

	Total Short-Term Investments
	(Cost $471,127)	471,127

	Total Investments - 100.2%
	(Cost $22,372,893)	17,956,460
	Liabilities less Other Assets - (0.2)%	(30,089)
	Total Net Assets - 100.0%	$17,926,371

ADR - American Depository Receipt
Plc - Public Limited Company
* Non-income producing security

 See accompanying Notes to Schedules of Investments

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Common Stocks - 49.5%
	Consumer Discretionary - 10.5%
21,683	99 Cents Only Stores*	$178,668
14,930	America's Car-Mart, Inc.*	163,931
19,304	Apollo Group, Inc. - Class A* +	1,399,540
36,893	Big Lots, Inc.* +	572,210
24,921	Callaway Golf Co.	168,715
5,081	Career Education Corp.*	125,348
8,451	Childrens Place Retail Stores, Inc.*	154,484
31,940	Darden Restaurants, Inc.	866,852
32,067	Dollar Tree, Inc.* +	1,244,841
54,419	GameStop Corp. - Class A* +	1,464,960
9,971	Garmin Ltd.	170,704
30,226	Genuine Parts Co.+	850,560
97,726	Grupo Televisa SA - ADR+	1,189,325
6,363	Gymboree Corp.*	163,656
34,226	H&R Block, Inc.+	653,717
9,025	Haverty Furniture Cos., Inc.	79,420
16,852	Helen of Troy Ltd.*	169,194
32,766	Jack in the Box, Inc.* +	636,971
6,178	Marvel Entertainment, Inc.*	159,763
4,720	NetFlix, Inc.*	170,581
15,176	NIKE, Inc. - Class B	630,259
13,103	NutriSystem, Inc.	169,029
33,464	O'Reilly Automotive, Inc.*	1,116,359
4,734	Polo Ralph Lauren Corp.	163,181
17,563	priceline.com, Inc.* +	1,490,396
40,894	Ross Stores, Inc.+	1,207,191
8,066	Scripps Networks Interactive, Inc. - Class A	160,594
3,684	Sherwin-Williams Co.	169,280
17,526	Snap-On, Inc.+	413,438
6,849	Steiner Leisure Ltd.*	172,663
4,746	Steven Madden Ltd.*	76,980
19,700	Superior Industries International, Inc.	200,743
8,911	Systemax, Inc.*	82,694
16,200	Time Warner, Inc.	123,606
30,480	TJX Cos., Inc.+	678,790
6,149	True Religion Apparel, Inc.*	62,843
11,594	Under Armour, Inc. - Class A*	166,838
		17,668,324

	Consumer Staples - 6.3%
51,308	Alberto-Culver Co.+	1,135,959
14,541	Brown-Forman Corp. - Class B	624,972
3,519	Bunge Ltd.	164,971
26,797	Colgate-Palmolive Co.+	1,612,643
29,146	H.J. Heinz Co.+	952,200

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Consumer Staples - 6.3% (continued)
67,437	Hain Celestial Group, Inc.* +	$949,513
42,418	Kraft Foods, Inc. - Class A	966,282
4,143	Lancaster Colony Corp.	161,080
2,773	Lorillard, Inc.	162,054
25,463	PepsiCo, Inc.+	1,225,789
71,691	Safeway, Inc.+	1,326,284
28,067	Wal-Mart Stores, Inc.+	1,382,019
		10,663,766

	Energy - 1.4%
17,547	BJ Services Co.	169,679
4,820	CARBO Ceramics, Inc.	167,543
4,336	ConocoPhillips	161,950
10,685	Continental Resources, Inc.*	169,785
12,817	Dawson Geophysical Co.*	156,496
8,294	Dril-Quip, Inc.*	174,340
6,824	ENSCO International, Inc.	167,734
3,372	Occidental Petroleum Corp.	174,906
19,907	Patterson-UTI Energy, Inc.	171,001
30,947	Rosetta Resources, Inc.*	157,520
6,320	Southwestern Energy Co.*	181,826
8,566	Valero Energy Corp.	166,009
24,812	Willbros Group, Inc.*	178,150
6,109	World Fuel Services Corp.	177,222
		2,374,161

	Financials - 1.0%
26,924	Aflac, Inc.	451,246
38,544	Bank of New York Mellon Corp.+	854,520
7,339	Portfolio Recovery Associates, Inc.*	165,568
11,684	Signature Bank/New York NY*	292,217
		1,763,551

	Health Care - 8.2%
9,878	Air Methods Corp.*	164,864
40,386	AmerisourceBergen Corp.+	1,282,659
11,684	Becton, Dickinson and Co.+	723,123
14,541	Bio-Rad Laboratories, Inc. - Class A* +	809,934
90,932	Bristol-Myers Squibb Co.+	1,674,058
1,994	C.R. Bard, Inc.	160,039
15,967	CryoLife, Inc.*	80,633
25,031	eResearchTechnology, Inc.*	121,400
27,017	ev3, Inc.*	159,130
6,967	Forest Laboratories, Inc.*	149,373
39,624	Humana, Inc.* +	937,900
1,641	Intuitive Surgical, Inc.*	149,265

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Health Care - 8.2% (continued)
29,019	Johnson & Johnson+	$1,450,950
6,675	LHC Group, Inc.*	133,033
5,007	Magellan Health Services, Inc.*	166,032
39,624	Martek Biosciences Corp.+	742,158
25,019	Medco Health Solutions, Inc.* +	1,015,271
9,073	Noven Pharmaceuticals, Inc.*	73,764
42,227	Psychiatric Solutions, Inc.* +	715,325
25,031	Questcor Pharmaceuticals, Inc.*	121,651
13,023	Somanetics Corp.*	158,750
19,588	Stryker Corp.	659,528
9,220	SurModics, Inc.*	161,073
27,749	Teva Pharmaceutical Industries Ltd. - ADR+	1,237,050
17,208	Thermo Fisher Scientific, Inc.* +	623,962
11,183	Zoll Medical Corp.*	153,766
		13,824,691

	Industrials - 7.8%
8,376	Administaff, Inc.	162,997
23,241	AMETEK, Inc.+	614,957
15,673	Apogee Enterprises, Inc.	148,423
15,760	ATC Technology Corp.*	164,062
4,584	Axsys Technologies, Inc.*	152,235
17,954	Comfort Systems USA, Inc.	170,922
105,791	Delta Air Lines, Inc.* +	532,129
37,719	Emerson Electric Co.+	1,008,983
9,930	FreightCar America, Inc.	162,256
8,653	Gardner Denver, Inc.*	163,715
10,668	Goodrich Corp.	353,537
16,065	Granite Construction, Inc.+	571,593
10,047	Heidrick & Struggles International, Inc.	161,154
15,240	HUB Group, Inc. - Class A* +	273,710
10,953	Ingersoll-Rand Co., Ltd. - Class A	155,313
3,212	ITT Corp.	119,968
16,794	Jacobs Engineering Group, Inc.* +	566,630
12,636	KBR, Inc.	159,214
7,314	Kirby Corp.*	161,201
9,665	Layne Christensen Co.*	157,250
5,206	Lincoln Electric Holdings, Inc.	159,980
8,851	Mueller Industries, Inc.	159,938
39,052	Norfolk Southern Corp.+	1,238,729
3,951	Northrop Grumman Corp.	147,609
27,686	Orbital Sciences Corp.*	391,757
18,975	Pike Electric Corp.*	155,026

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Industrials - 7.8% (continued)
4,192	Powell Industries, Inc.*	$125,508
2,882	Precision Castparts Corp.	159,749
10,759	Quanex Building Products Corp.	75,421
3,794	Raytheon Co.	151,646
47,307	RR Donnelley & Sons Co.+	368,521
51,625	SYKES Enterprises, Inc.* +	823,935
32,893	Thomas & Betts Corp.*	753,579
21,906	TrueBlue, Inc.*	153,999
39,312	United Rentals, Inc.* +	159,214
23,605	United Technologies Corp.+	963,792
13,786	W.W. Grainger, Inc.+	912,082
5,865	Wabtec Corp.	156,947
11,969	Werner Enterprises, Inc.	163,018
		13,180,699

	Information Technology - 9.6%
38,798	Accenture Ltd. - Class A+	1,132,514
53,022	Altera Corp.+	812,827
1,886	Apple, Inc.*	168,439
104,902	Applied Materials, Inc.+	966,147
15,516	Cogent, Inc.*	161,366
14,412	eBay, Inc.*	156,658
109,474	EMC Corp.* +	1,149,477
8,380	F5 Networks, Inc.*	167,600
15,367	Global Payments, Inc.+	471,460
36,322	Harris Corp.+	1,354,084
28,194	Hewlett-Packard Co.+	818,472
11,024	IAC/InterActiveCorp*	164,588
19,954	Imation Corp.	160,430
150,749	Jabil Circuit, Inc.+	624,101
16,195	JDA Software Group, Inc.*	157,092
14,067	LoopNet, Inc.*	82,433
11,634	Manhattan Associates, Inc.*	172,300
2,994	Mantech International Corp. - Class A*	156,197
18,481	Netgear, Inc.*	204,215
9,078	Neutral Tandem, Inc.*	181,106
54,546	Oracle Corp.* +	847,645
4,935	QUALCOMM, Inc.	164,977
16,557	Riverbed Technology, Inc.*	173,352
59,436	SAIC, Inc.* +	1,123,935
15,156	Semtech Corp.*	178,083
12,683	Sigma Designs, Inc.*	174,011
10,461	Standard Microsystems Corp.*	162,878
32,803	Starent Networks Corp.*	518,615

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Information Technology - 9.6% (continued)
14,028	Stratasys, Inc.*	$127,655
57,975	Symantec Corp.*	801,794
8,856	Synopsys, Inc.*	164,987
11,626	Teradata Corp.*	179,738
22,725	TiVo, Inc.*	161,120
13,043	Tyler Technologies, Inc.*	177,515
14,930	Ultratech, Inc.*	163,931
27,767	Valueclick, Inc.*	174,099
33,506	VASCO Data Security International, Inc.*	165,520
21,144	Volterra Semiconductor Corp.*	171,266
11,674	Wright Express Corp.*	170,907
54,356	Xilinx, Inc.+	961,014
30,668	Zoran Corp.*	159,474
		16,184,022

	Materials - 2.3%
20,510	Albemarle Corp.+	396,869
8,017	Allegheny Technologies, Inc.	157,694
12,855	Brush Engineered Materials, Inc.*	159,402
7,931	Cliffs Natural Resources, Inc.	122,375
50,292	Crown Holdings, Inc.* +	1,060,155
28,702	FMC Corp.+	1,160,422
5,340	Minerals Technologies, Inc.	159,773
11,493	Schulman A, Inc.	164,235
4,254	Silgan Holdings, Inc.	208,701
32,385	Steel Dynamics, Inc.+	270,415
		3,860,041

	Telecommunication Services - 1.3%
52,451	AT&T, Inc.+	1,246,760
11,400	Cbeyond, Inc.*	164,274
18,050	USA Mobility, Inc.	164,977
34,988	Vodafone Group Plc - ADR+	621,037
		2,197,048

	Utilities - 1.1%
7,561	Atmos Energy Corp.	165,057
4,177	California Water Service Group	163,989
3,875	CH Energy Group, Inc.	161,433
12,983	Mirant Corp.*	158,782
38,798	Southern Co.+	1,175,967
		1,825,228

	Total Common Stocks
	(Cost $94,903,170)	83,541,531

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

	Exchange-Traded Funds - 1.1%
57,785	Financial Select Sector SPDR Fund+	$440,322
18,161	iShares Russell 2000 Growth Index Fund+	768,937
9,525	SPDR Trust Series 1	704,183

	Total Exchange-Traded Funds
	(Cost $2,331,930)	1,913,442

	Short-Term Investments - 30.6%
51,612,158	UMB Money Market Fiduciary, 0.05%	51,612,158

	Total Short-Term Investments
	(Cost $51,612,158)	51,612,158

	Total Investments - 81.3%
	(Cost $148,847,258)	137,067,131
	Other Assets less Liabilities - 18.7%	31,624,830
	Net Assets - 100.0%	$168,691,961

SECURITIES SOLD SHORT

	Common Stocks
	Consumer Discretionary
26,267	AnnTaylor Stores Corp.*	172,837
47,181	Bed Bath & Beyond, Inc.*	1,004,955
13,760	BJ's Restaurants, Inc.*	171,037
36,068	BorgWarner, Inc.	622,173
7,036	Buckle, Inc.	166,964
69,596	Carmax, Inc.*	656,290
63,333	Carnival Corp.	1,238,793
11,547	Cato Corp. - Class A	168,933
2,655	Churchill Downs, Inc.	79,703
75,883	Coach, Inc.*	1,060,844
22,225	Cracker Barrel Old Country Store, Inc.	497,395
2,979	Deckers Outdoor Corp.*	122,943
37,868	Dick's Sporting Goods, Inc.*	467,670
37,021	Fortune Brands, Inc.	879,249
12,826	Fossil, Inc.*	161,864
20,783	Gentex Corp.	166,264
9,896	Guess?, Inc.	159,029
4,788	Home Depot, Inc.	100,021
21,336	Honda Motor Co., Ltd. - ADR	504,170
60,643	International Game Technology	534,871
9,716	J. Crew Group, Inc.*	109,402
31,052	J.C. Penney Co., Inc.	476,027

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Consumer Discretionary (continued)
6,501	Jo-Ann Stores, Inc.*	$78,272
42,736	K-Swiss, Inc. - Class A	425,651
42,926	Lowe's Cos., Inc.	679,948
84,519	Macy's, Inc.	665,165
12,383	Magna International, Inc. - Class A	317,748
87,567	Marriott International, Inc. - Class A	1,239,949
14,009	Mattel, Inc.	165,867
15,320	Men's Wearhouse, Inc.	163,618
2,589	National Presto Industries, Inc.	156,660
43,656	Nordstrom, Inc.	588,046
7,565	Peet's Coffee & Tea, Inc.*	163,026
27,178	Pulte Homes, Inc.	249,494
5,145	Skyline Corp.	82,114
15,875	Stanley Works	424,815
29,464	Target Corp.	834,126
15,334	Thor Industries, Inc.	164,227
5,403	Tractor Supply Co.*	168,790
17,493	World Wrestling Entertainment, Inc. - Class A	169,682
		16,258,632

	Consumer Staples
6,023	BJ's Wholesale Club, Inc.*	179,967
6,950	Boston Beer Co., Inc. - Class A*	166,592
33,338	Campbell Soup Co.	892,458
18,669	Clorox Co.	907,313
49,340	Coca-Cola Enterprises, Inc.	566,423
8,531	Corn Products International, Inc.	172,070
37,783	Costco Wholesale Corp.	1,599,732
74,486	Estee Lauder Cos., Inc. - Class A	1,687,108
7,568	Flowers Foods, Inc.	168,842
15,431	Hershey Co.	519,870
17,717	Hormel Foods Corp.	563,932
4,137	J.M. Smucker Co.	153,566
26,416	Kimberly-Clark Corp.	1,244,458
34,544	NBTY, Inc.*	513,669
9,676	Pricesmart, Inc.	161,783
128,461	Sara Lee Corp.	990,434
67,056	Smithfield Foods, Inc.*	526,390
22,606	Sysco Corp.	486,029
46,863	Whole Foods Market, Inc.	569,386
		12,070,022

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Energy
8,640	Arena Resources, Inc.*	$185,069
8,234	Concho Resources, Inc./Midland TX*	164,268
4,409	Contango Oil & Gas Co.*	160,576
7,946	GMX Resources, Inc.*	137,068
22,908	Matrix Service Co.*	159,440
4,133	Murphy Oil Corp.	172,801
5,526	Oceaneering International, Inc.*	175,561
9,726	PetroHawk Energy Corp.*	165,536
9,838	Pride International, Inc.*	169,607
27,102	SandRidge Energy, Inc.*	183,210
7,595	Unit Corp.*	162,305
5,374	XTO Energy, Inc.	170,141
		2,005,582

	Financials
13,145	American Express Co.	158,529
59,817	Discover Financial Services	342,751
31,115	Eaton Vance Corp.	538,290
33,909	JPMorgan Chase & Co.	774,821
14,986	Prudential Financial, Inc.	245,920
		2,060,311

	Health Care
23,095	ABIOMED, Inc.*	157,277
25,105	Allos Therapeutics, Inc.*	141,592
4,750	AMAG Pharmaceuticals, Inc.*	128,487
2,974	AMERIGROUP Corp.*	73,696
5,972	Analogic Corp.	168,709
127,699	Boston Scientific Corp.*	896,447
24,956	Cardinal Health, Inc.	809,822
23,542	Cepheid, Inc.*	157,260
6,469	Computer Programs & Systems, Inc.	173,046
20,001	Cypress Bioscience, Inc.*	168,808
20,638	DaVita, Inc.*	968,335
45,974	DENTSPLY International, Inc.	1,062,919
12,637	Gilead Sciences, Inc.*	566,138
37,338	Healthways, Inc.*	340,149
3,162	Landauer, Inc.	158,132
56,642	Lincare Holdings Inc*	1,193,447
24,638	Mednax, Inc.*	729,285
16,764	Merck & Co., Inc.	405,689

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Health Care (continued)
18,288	Millipore Corp.*	$1,006,937
4,029	Molina Healthcare, Inc.*	75,463
6,491	MWI Veterinary Supply, Inc.*	163,703
20,482	Natus Medical, Inc.*	160,374
38,291	Novartis AG - ADR	1,388,049
21,276	Omnicell, Inc.*	152,762
40,069	Pharmaceutical Product Development, Inc.	961,255
14,560	Quidel Corp.*	160,742
27,365	Rigel Pharmaceuticals, Inc.*	143,393
2,336	United Therapeutics Corp.*	156,769
22,035	Waters Corp.*	776,073
		13,444,758

	Industrials
20,955	3M Co.	952,614
7,191	Acuity Brands, Inc.	164,818
10,385	Applied Industrial Technologies, Inc.	167,406
11,423	Atlas Air Worldwide Holdings, Inc.*	161,521
28,321	Belden, Inc.	302,185
9,195	Brady Corp. - Class A	157,510
13,970	Briggs & Stratton Corp.	170,155
12,589	Bucyrus International, Inc.	156,355
20,384	C.H. Robinson Worldwide, Inc.	843,490
20,828	Carlisle Cos., Inc.	412,811
31,687	Caterpillar, Inc.	779,817
40,450	Cintas Corp.	820,731
8,230	CIRCOR International, Inc.	182,953
3,474	Clean Harbors, Inc.*	168,767
10,848	Corporate Executive Board Co.	162,720
5,779	Expeditors International of Washington, Inc.	159,212
30,544	Fastenal Co.	919,985
3,631	FedEx Corp.	156,896
11,038	Griffon Corp.*	80,246
41,656	Heartland Express, Inc.	515,285
21,971	Illinois Tool Works, Inc.	610,794
13,423	Insteel Industries, Inc.	84,565
29,083	Kaydon Corp.	727,075
20,384	KHD Humboldt Wedag International Ltd.*	159,403
14,113	McDermott International, Inc.*	166,392
25,216	Monster Worldwide, Inc.*	166,173

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Industrials (continued)
9,336	Otter Tail Corp.	$162,540
44,301	PACCAR, Inc.	1,110,626
9,352	Perini Corp.*	143,273
29,401	Pitney Bowes, Inc.	567,145
14,097	Regal-Beloit Corp.	404,302
45,212	Rockwell Automation, Inc.	908,761
4,926	Rockwell Collins, Inc.	153,691
25,907	Southwest Airlines Co.	152,592
29,498	Spirit Aerosystems Holdings, Inc. - Class A*	292,620
7,511	Tetra Tech, Inc.*	168,246
17,493	Titan Machinery, Inc.*	161,460
20,507	Trinity Industries, Inc.	151,342
8,175	Tyco International Ltd.	163,909
25,210	United Parcel Service, Inc. - Class B	1,038,148
5,091	Watsco, Inc.	174,774
		15,103,308

	Information Technology
12,210	3PAR, Inc.*	82,540
18,263	Actel Corp.*	165,645
9,063	Analog Devices, Inc.	168,934
13,350	AsiaInfo Holdings, Inc.*	163,003
16,786	Avid Technology, Inc.*	167,189
20,025	AVX Corp.	171,414
85,217	Cisco Systems, Inc.*	1,241,612
29,397	Compuware Corp.*	173,736
21,092	comScore, Inc.*	190,250
11,400	Constant Contact, Inc.*	157,434
25,329	Convergys Corp.*	163,372
19,177	Corning, Inc.	202,317
8,925	Cymer, Inc.*	164,845
81,217	Dell, Inc.*	692,781
12,510	DST Systems, Inc.*	368,044
10,539	EchoStar Corp. - Class A*	172,629
19,241	Electronic Arts, Inc.*	313,821
18,263	Electronics for Imaging, Inc.*	162,541
30,340	Emulex Corp.*	159,588
58,272	Formfactor, Inc.*	842,613
47,435	Infosys Technologies Ltd. - ADR	1,147,927
9,260	Integral Systems, Inc.*	84,544
49,594	Jack Henry & Associates, Inc.	790,032
48,197	Kla-Tencor Corp.	831,398

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Information Technology (continued)
8,671	Lam Research Corp.*	$169,605
36,322	Linear Technology Corp.	791,820
34,658	Maxim Integrated Products, Inc.	419,362
4,664	MAXIMUS, Inc.	171,868
76,454	Molex, Inc.	869,282
7,249	MTS Systems Corp.	171,366
5,080	National Instruments Corp.	87,528
11,748	National Semiconductor Corp.	128,053
63,809	Nvidia Corp.*	528,339
10,494	Park Electrochemical Corp.	164,861
7,118	Paychex, Inc.	157,023
19,018	Plantronics, Inc.	163,365
49,276	QLogic Corp.*	454,325
26,035	SAP AG - ADR	836,765
12,692	SRA International, Inc. - Class A*	172,357
12,891	Synaptics, Inc.*	267,488
24,668	Take-Two Interactive Software, Inc.	152,695
79,248	Texas Instruments, Inc.	1,137,209
16,012	Tyco Electronics Ltd.	151,794
8,773	Viasat, Inc.*	160,546
3,020	Visa, Inc. - Class A	171,264
		16,105,124

	Materials
11,690	Carpenter Technology Corp.	160,153
7,449	Kaiser Aluminum Corp.	164,176
14,762	Olin Corp.	154,115
6,868	Reliance Steel & Aluminum Co.	163,390
4,129	Royal Gold, Inc.	167,059
78,677	Sealed Air Corp.	878,035
38,164	Worthington Industries, Inc.	312,945
		1,999,873

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – As of February 28, 2009
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	Telecommunication Services
84,646	Sprint Nextel Corp.*	$278,485
83,630	Telefonos de Mexico SAB de CV - ADR	1,149,076
13,589	United States Cellular Corp.*	467,462
		1,895,023

	Utilities
7,327	Alliant Energy Corp.	169,473
9,301	Black Hills Corp.	165,651
26,162	Exelon Corp.	1,235,370
4,560	Integrys Energy Group, Inc.	109,668
5,779	Nicor, Inc.	181,345
4,117	Northwest Natural Gas Co.	168,591
4,805	South Jersey Industries, Inc.	173,268
5,438	WGL Holdings, Inc.	165,098
		2,368,464

	Total Common Stocks
	(Proceeds $96,211,507)	83,311,097

	Exchange-Traded Funds
52,832	Materials Select Sector SPDR Fund	1,023,356
32,449	SPDR S&P Metals & Mining ETF	$762,551

	Total Exchange-Traded Funds
	(Proceeds $2,070,140)	1,785,907

	Total Securities Sold Short
	(Proceeds $98,281,647)	$85,097,004

ADR - American Depository Receipt
Plc - Public Limited Company
* Non-income producing security
+ Long security positions with a value of $57,890,091 and a cash of $114,210,419 have been segregated in connection with securities sold short.

 See accompanying Notes to Schedules of Investments

NOTES TO SCHEDULE OF INVESTMENTS – Unaudited
February 28, 2009

Note 1 – Organization:
The Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund (each a “Fund” and collectively, the ‘‘Funds’’) are each organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Zacks Multi-Cap Opportunity Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Zacks Multi-Cap Opportunity Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.  The Zacks Market Neutral Fund’s investment objective is to generate positive returns in both rising and falling equity markets.  The Zacks Market Neutral Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Note 3 – Federal Income Tax Information
At February 28, 2009, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized  appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$25,847,748	$149,166,688

Proceeds from Securities Sold Short	$-	$(98,210,087)

Gross Unrealized Appreciation	$132,119	$15,903,894
Gross Unrealized (Depreciation)	(8,023,407)	(14,890,368)
Net Unrealized Appreciation/(Depreciation) on Investments	$(7,891,288)	$1,013,526

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”)
In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007.  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2009, in valuing the Funds’ assets carried at fair value:

Valuation Inputs	Investments in Securities
	Zacks Multi-Cap Opportunities Fund	Zacks Market Neutral Fund
Level 1 - Quoted Prices	$17,956,460	$137,067,131
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total Market Value of Investments	$17,956,460	$137,067,131

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	April 28, 2009

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	April 28, 2009

* Print the name and title of each signing officer under his or her signature.